Investment Objectives and Goals - Roundhill MSTR WeeklyPayTM ETF	Jul. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill MSTR WeeklyPayTM ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of Class A common shares of Strategy Incorporated (Nasdaq: MSTR) (“MSTR”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.